Financial assets and liabilities - Net investment hedges in foreign operations (Details) - Hedges of net investment in foreign operations $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net investment hedge	360
Gain (loss) recognised in relation to this hedge.	$ 41	$ (22)